iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated December 1, 2022,
for the iShares MSCI Global Multifactor ETF (ACWF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. until November 30, 2025. The contractual waiver may be terminated prior to November 30, 2025 only upon written agreement of the Trust and BFA.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Waiver
0.20%	None	0.00%	0.00%	0.20%	(0.00%)	0.20%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective December 16, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of

0.20%. Prior to December 16, 2022 and for the fiscal year ended July 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.35%. BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. until November 30, 2025. The contractual waiver may be terminated prior to November 30, 2025 only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
In the Management Fee table on pages 86‑87 of the SAI, the following footnote is added to the Fund, as footnote ten (10):
Effective December 16, 2022, the management fee for the iShares MSCI Global Multifactor ETF is 0.20%. Prior to December 16, 2022, the management fee for the iShares MSCI Global Multifactor ETF was 0.35%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-SUPP-ACWF-1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated June 29, 2022,
for the iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.04%	None	0.00%	0.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
Prior to December 16, 2022, the management fee for the Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.0515% per annum of the aggregate net assets over

$231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion. For the fiscal year ended February 28, 2022, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.06%.
Effective December 16, 2022, the management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The fifth paragraph of the section of the SAI entitled “Investment Adviser” is deleted in its entirety and replaced with the following:
For its investment advisory services to the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF and iShares MBS ETF, BFA is paid a management fee from each Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
The management fee for the iShares iBoxx $ Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.1500% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.1425% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.1354% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.1287% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.1222% per annum of the aggregate net assets in excess of $281 billion.

Prior to December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.0515% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion.
Effective December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
In the Management Fee table on pages 179‑181 of the SAI, the following footnote is added to the Fund, as footnote sixteen (16):
Effective December 16, 2022, the management fee for the iShares 5‑10 Year Investment Grade Corporate Bond ETF is 0.04%. For the fiscal year ended February 28, 2022, the management fee for the iShares 5‑10 Year Investment Grade Corporate Bond ETF was 0.06%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-SUPP-IGIB-1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated June 29, 2022,
for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.04%	None	0.00%	0.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
Prior to December 16, 2022, the management fee for the Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including

$231 billion, plus 0.0515% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion. For the fiscal year ended February 28, 2022, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.06%.
Effective December 16, 2022, the management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The fifth paragraph of the section of the SAI entitled “Investment Adviser” is deleted in its entirety and replaced with the following:
For its investment advisory services to the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF and iShares MBS ETF, BFA is paid a management fee from each Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
The management fee for the iShares iBoxx $ Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.1500% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.1425% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.1354% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.1287% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.1222% per annum of the aggregate net assets in excess of $281 billion.
Prior to December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.0515% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion.
Effective December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
In the Management Fee table on pages 179‑181 of the SAI, the following footnote is added to the Fund, as footnote seventeen (17):
Effective December 16, 2022, the management fee for the iShares 10+ Year Investment Grade Corporate Bond ETF is 0.04%. For the fiscal year ended February 28, 2022, the management fee for the iShares 10+ Year Investment Grade Corporate Bond ETF was 0.06%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑IGLB‑1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated June 29, 2022,
for the iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.04%	None	0.00%	0.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
Prior to December 16, 2022, the management fee for the Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including

$231 billion, plus 0.0515% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion. For the fiscal year ended February 28, 2022, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.06%.
Effective December 16, 2022, the management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The fifth paragraph of the section of the SAI entitled “Investment Adviser” is deleted in its entirety and replaced with the following:
For its investment advisory services to the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF and iShares MBS ETF, BFA is paid a management fee from each Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid‑Cap ETF, iShares Russell Mid‑Cap Growth ETF, iShares Russell Mid‑Cap Value ETF, iShares S&P Mid‑Cap 400 Growth ETF and iShares TIPS Bond ETF.
The management fee for the iShares iBoxx $ Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.1500% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.1425% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.1354% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.1287% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.1222% per annum of the aggregate net assets in excess of $281 billion.

Prior to December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.0600% per annum of the aggregate net assets less than or equal to $121 billion, plus 0.0570% per annum of the aggregate net assets over $121 billion, up to and including $181 billion, plus 0.0542% per annum of the aggregate net assets over $181 billion, up to and including $231 billion, plus 0.0515% per annum of the aggregate net assets over $231 billion, up to and including $281 billion, plus 0.0489% per annum of the aggregate net assets in excess of $281 billion.
Effective December 16, 2022, the management fee for each of the iShares 1‑5 Year Investment Grade Corporate Bond ETF, iShares 5‑10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.0400% per annum of the aggregate net assets.
In the Management Fee table on pages 179‑181 of the SAI, the following footnote is added to the Fund, as footnote fifteen (15):
Effective December 16, 2022, the management fee for the iShares 1‑5 Year Investment Grade Corporate Bond ETF is 0.04%. For the fiscal year ended February 28, 2022, the management fee for the iShares 1‑5 Year Investment Grade Corporate Bond ETF was 0.06%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-SUPP-IGSB-1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated December 1, 2022,
for the iShares MSCI Intl Small‑Cap Multifactor ETF (ISCF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.23%	None	0.00%	0.23%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective December 16, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.23%. Prior to December 16, 2022 and for the fiscal year ended July 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.40%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
In the Management Fee table on pages 85‑86 of the SAI, the following footnote is added to the Fund, as footnote five (5):
Effective December 16, 2022, the management fee for the iShares MSCI Intl Small‑Cap Multifactor ETF is 0.23%. Prior to December 16, 2022, the management fee for the iShares MSCI Intl Small‑Cap Multifactor ETF was 0.40%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑ISCF‑1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated December 1, 2022,
for the iShares MSCI USA Small‑Cap Multifactor ETF (SMLF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective December 16, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.15%. Prior to December 16, 2022 and for the fiscal year ended July 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.30%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
In the Management Fee table on pages 85‑86 of the SAI, the following footnote is added to the Fund, as footnote six (6):
Effective December 16, 2022, the management fee for the iShares MSCI USA Small‑Cap Multifactor ETF is 0.15%. Prior to December 16, 2022, the management fee for the iShares MSCI USA Small‑Cap Multifactor ETF was 0.30%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-SUPP-SMLF-1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 16, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated August 1, 2022 and
Statement of Additional Information (the “SAI”),
dated August 1, 2022 (as revised October 3, 2022),
for the iShares Semiconductor ETF (SOXX) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on December 16, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.35%	None	0.00%	0.35%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Change in the Fund’s “Management”
The third and fourth paragraphs of the section of the Prospectus entitled “Management” are deleted in their entirety and replaced with the following:
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Global Clean Energy ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares Semiconductor ETF.
Prior to July 14, 2021, the management fee for the Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.4300% per annum of the aggregate net assets over

$10.0 billion, up to and including $20.0 billion, plus 0.3800% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets in excess of $30.0 billion.
From July 14, 2021 through December 15, 2022, the management fee for the Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.4300% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.3800% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.3078% per annum of the aggregate net assets in excess of $40.0 billion.
Effective December 16, 2022, the management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.3500% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.3500% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.3078% per annum of the aggregate net assets in excess of $40.0 billion.
As of December 16, 2022, based on the net assets listed above, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.35%. For the fiscal year ended March 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.40%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The eighth and ninth paragraphs of the section of the SAI entitled “Investment Adviser” are deleted in their entirety and replaced with the following:
For its investment advisory services to the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares Semiconductor ETF, BFA is paid a management fee from each Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Global Clean Energy ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares Semiconductor ETF. Prior to July 14, 2021, the management fee for each Fund equaled the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.4300% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.3800% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets in excess of $30.0 billion.
Effective July 14, 2021 (and through December 15, 2022 for the iShares Semiconductor ETF), the management fee for each Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.4300% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.3800% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.3078% per annum of the aggregate net assets in excess of $40.0 billion.

Effective December 16, 2022, the management fee for the iShares Semiconductor ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.3500% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.3500% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.3420% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.3078% per annum of the aggregate net assets in excess of $40.0 billion.
In the Management Fee table on pages 116‑118 of the SAI, the following footnote is being added to the Fund as footnote eleven (11):
As of December 16, 2022, the management fee for the iShares Semiconductor ETF is 0.35%. For the fiscal year ended March 31, 2022, the management fee for the iShares Semiconductor ETF was 0.40%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-SUPP-SOXX-1222

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE